SHAREHOLDERS' EQUITY (Information About Share Options Outstanding)(Details) (USD $)	12 Months Ended
Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding, Outstanding	1,534,642
Number exercisable, Exercisable	644,685
0.93-1.25 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 0.93
Exercise Prices, maximum	$ 1.25
Number outstanding, Outstanding	19,983
Weighted average remaining contractual life (in years), Outstanding	4 years 4 months 13 days
Weighted average exercise price, Outstanding	$ 1.23
Number exercisable, Exercisable	19,983
Weighted average exercise price, Exercisable	$ 1.23
4.20-6.70 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 4.20
Exercise Prices, maximum	$ 6.70
Number outstanding, Outstanding	79,298
Weighted average remaining contractual life (in years), Outstanding	4 years 9 months 18 days
Weighted average exercise price, Outstanding	$ 5.96
Number exercisable, Exercisable	70,531
Weighted average exercise price, Exercisable	$ 5.89
7.40-7.91 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 7.40
Exercise Prices, maximum	$ 7.91
Number outstanding, Outstanding	288,577
Weighted average remaining contractual life (in years), Outstanding	4 years 7 months 17 days
Weighted average exercise price, Outstanding	$ 7.81
Number exercisable, Exercisable	163,166
Weighted average exercise price, Exercisable	$ 7.80
8.38-8.89 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 8.38
Exercise Prices, maximum	$ 8.89
Number outstanding, Outstanding	609,882
Weighted average remaining contractual life (in years), Outstanding	4 years 9 months 22 days
Weighted average exercise price, Outstanding	$ 8.61
Number exercisable, Exercisable	296,413
Weighted average exercise price, Exercisable	$ 8.51
9.04-9.58 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 9.04
Exercise Prices, maximum	$ 9.58
Number outstanding, Outstanding	62,989
Weighted average remaining contractual life (in years), Outstanding	5 years 1 month 24 days
Weighted average exercise price, Outstanding	$ 9.07
Number exercisable, Exercisable	15,429
Weighted average exercise price, Exercisable	$ 9.07
10.08-11.67 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 10.08
Exercise Prices, maximum	$ 11.67
Number outstanding, Outstanding	473,913
Weighted average remaining contractual life (in years), Outstanding	5 years 11 months 8 days
Weighted average exercise price, Outstanding	$ 10.73
Number exercisable, Exercisable	79,163
Weighted average exercise price, Exercisable	$ 10.80